Shareholders' Equity - Schedule of Share Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 21,943	$ 21,756	$ 22,589
Research and development, net [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	4,777	5,310	5,759
Sales and marketing [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	6,683	6,228	6,689
General and administrative [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	6,832	6,497	6,027
Product [Member] | Cost of Sales [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	2,095	2,018	2,356
Service [Member] | Cost of Sales [Member]
Schedule of Share Based Compensation Expense [Line Items]
Total share-based compensation expenses	$ 1,556	$ 1,703	$ 1,758